Short-term deposits and cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	2023	2022
Bank balances	$45,701,633	$146,656,326
Cash on hand	4,815	3,869
Cash and cash equivalents	$45,706,448	$146,660,195